UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule of Investments is attached herewith.

BB&T Equity Index Fund

Schedule of Investments

September 30, 2010

(Unaudited)

Fair Value
Mutual Funds (100.20%)
S&P 500 Stock Master Portfolio	$27,549,377

TOTAL INVESTMENTS - 100.20%	$27,549,377

Percentages based on net assets of $27,500,608.

See accompanying notes to the Schedule of Investments.

BB&T FUNDS

Equity Index Fund

Notes to the Schedule of Investments

September 30, 2010

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (the “Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its investable assets in the S&P 500 Stock Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. BlackRock Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 1.41% in the net assets of the Master Portfolio at September 30, 2010.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Security Valuation—The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurements—The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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BB&T FUNDS

Equity Index Fund

Notes to the Schedule of Investments

September 30, 2010

(Unaudited)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 - Quoted Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total Fair Value
Investment in S&P 500 Stock Mater Portfolio	$27,549,377	$—	$—	$27,549,377

Securities Transactions and Income Recognition—The Fund records daily its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

3.	Federal Income Taxes:

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2009, the Fund had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Amount	Expires
3,648,463	2010
715,833	2011
175,416	2012
519,736	2013
612,669	2014
3,549,980	2016
1,338,848	2017

$10,560,945

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year tax purposes. The Fund had $459,669 of deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2010.

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Schedule of Investments September 30, 2010 (Unaudited)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary - 11.4%

Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	45,279	$486,749
Johnson Controls, Inc.	125,515	3,828,208

		4,314,957

Automobiles - 0.5%
Ford Motor Co. (a)	641,146	7,847,627
Harley-Davidson, Inc.	43,899	1,248,488

		9,096,115

Distributors - 0.1%
Genuine Parts Co. (b)	29,380	1,310,054

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	23,651	1,214,479
DeVry, Inc.	11,735	577,479
H&R Block, Inc. (b)	57,513	744,793

		2,536,751

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	81,030	3,096,156
Darden Restaurants, Inc. (b)	25,954	1,110,312
International Game Technology	55,566	802,929
Marriott International, Inc., Class A (b)	53,430	1,914,397
McDonald’s Corp.	198,412	14,783,678
Starbucks Corp.	137,968	3,529,222
Starwood Hotels & Resorts Worldwide, Inc. (b)	35,442	1,862,477
Wyndham Worldwide Corp. (b)	33,320	915,300
Wynn Resorts, Ltd.	14,044	1,218,598
Yum! Brands, Inc. (b)	87,056	4,009,799

		33,242,868

Household Durables - 0.4%
D.R. Horton, Inc.	52,212	580,597
Fortune Brands, Inc. (b)	28,401	1,398,181
Harman International Industries, Inc. (a)	12,962	433,060
Leggett & Platt, Inc. (b)	27,505	626,014
Lennar Corp., Class A	29,047	446,743
Newell Rubbermaid, Inc. (b)	51,876	923,912
Pulte Homes, Inc. (a)	62,773	549,892
Stanley Black & Decker, Inc.	30,882	1,892,449
Whirlpool Corp.	14,167	1,146,960

		7,997,808

Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	65,951	10,358,264
Expedia, Inc. (b)	38,713	1,092,094
priceline.com, Inc. (a)	9,020	3,142,027

		14,592,385

Leisure Equipment & Products - 0.2%
Eastman Kodak Co. (a)(b)	47,405	199,101
Hasbro, Inc.	26,065	1,160,153
Mattel, Inc.	66,251	1,554,249

		2,913,503

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Media - 3.0%
CBS Corp., Class B	126,897	2,012,586
Comcast Corp., Class A	523,197	9,459,402
DIRECTV, Class A (a)	161,585	6,726,784
Discovery Communications, Inc. (a)(b)	53,058	2,310,676
Gannett Co., Inc.	44,468	543,844
Interpublic Group of Cos., Inc. (a)(b)	91,117	913,903
The McGraw-Hill Cos., Inc. (b)	57,302	1,894,404
Meredith Corp.	6,474	215,649
The New York Times Co., Class A (a)	22,861	176,944
News Corp., Class A	425,109	5,551,923
Omnicom Group, Inc.	55,744	2,200,773
Scripps Networks Interactive, Inc., Class A (b)	16,739	796,442
Time Warner Cable, Inc. (b)	66,233	3,575,920
Time Warner, Inc.	209,631	6,425,190
Viacom, Inc., Class B (b)	113,369	4,102,824
The Walt Disney Co.	356,546	11,805,238
The Washington Post Co., Class B (b)	1,092	436,156

		59,148,658

Multiline Retail - 1.9%
Big Lots, Inc. (a)	14,414	479,265
Family Dollar Stores, Inc.	24,943	1,101,483
J.C. Penney Co., Inc. (b)	44,074	1,197,931
Kohl’s Corp. (a)(b)	57,414	3,024,570
Macy’s, Inc. (b)	78,791	1,819,284
Nordstrom, Inc.	31,459	1,170,275
Sears Holdings Corp. (a)(b)	8,255	595,516
Target Corp. (b)	134,491	7,187,199
Wal-Mart Stores, Inc.	372,856	19,955,253

		36,530,776

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	16,455	647,011
AutoNation, Inc. (a)	11,735	272,839
AutoZone, Inc. (a)(b)	5,313	1,216,199
Bed Bath & Beyond, Inc. (a)(b)	49,192	2,135,425
Best Buy Co., Inc.	64,509	2,633,902
CarMax, Inc. (a)	41,704	1,161,873
GameStop Corp., Class A (a)(b)	28,473	561,203
The Gap, Inc.	81,532	1,519,757
The Home Depot, Inc. (b)	310,443	9,834,834
Limited Brands, Inc. (b)	49,037	1,313,211
Lowe’s Cos., Inc.	261,597	5,830,997
O’Reilly Automotive, Inc. (a)(b)	25,866	1,376,071
Office Depot, Inc. (a)	53,481	246,013
RadioShack Corp.	23,371	498,503
Ross Stores, Inc. (b)	22,259	1,215,787
The Sherwin-Williams Co. (b)	16,746	1,258,294
Staples, Inc. (b)	136,103	2,847,275
The TJX Cos., Inc. (b)	74,691	3,333,459
Tiffany & Co. (b)	23,537	1,106,004
Urban Outfitters, Inc. (a)(b)	24,117	758,238

		39,766,895

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (b)	55,406	2,380,242
NIKE, Inc., Class B (b)	72,035	5,772,885
Polo Ralph Lauren Corp.	12,152	1,091,978
VF Corp. (b)	16,003	1,296,563

		10,541,668

Total Consumer Discretionary		221,992,438

Consumer Staples - 10.1%

Beverages - 2.7%
Brown-Forman Corp., Class B (b)	19,347	1,192,549
The Coca-Cola Co.	430,526	25,194,382
Coca-Cola Enterprises, Inc.	61,835	1,916,885
Constellation Brands, Inc. (a)(b)	33,031	584,318
Dr Pepper Snapple Group, Inc.	44,622	1,584,974
Molson Coors Brewing Co., Class B	29,460	1,391,101
PepsiCo, Inc.	296,580	19,704,775

		51,568,984

Food & Staples Retailing - 1.4%
CVS Caremark Corp.	253,195	7,968,047
Costco Wholesale Corp. (b)	81,862	5,279,280
The Kroger Co.	119,690	2,592,485
SUPERVALU, Inc. (b)	39,541	455,908
Safeway, Inc.	70,585	1,493,579
Sysco Corp.	109,685	3,128,216
Walgreen Co. (b)	181,418	6,077,503
Whole Foods Market, Inc. (a)	27,238	1,010,802

		28,005,820

Food Products - 1.7%
Archer Daniels Midland Co.	119,182	3,804,289
Campbell Soup Co. (b)	36,076	1,289,717
ConAgra Foods, Inc.	81,962	1,798,246
Dean Foods Co. (a)	34,245	349,641
General Mills, Inc.	119,721	4,374,605
H.J. Heinz Co. (b)	59,342	2,811,031
The Hershey Co. (b)	28,791	1,370,164
Hormel Foods Corp. (b)	12,909	575,741
The J.M. Smucker Co.	22,277	1,348,427
Kellogg Co. (b)	48,590	2,454,281
Kraft Foods, Inc., Class A	325,123	10,033,296
McCormick & Co., Inc. (b)	24,837	1,044,148
Sara Lee Corp.	123,445	1,657,866
Tyson Foods, Inc., Class A	55,325	886,307

		33,797,759

Household Products - 2.3%
Colgate-Palmolive Co. (b)	90,599	6,963,439
The Clorox Co. (b)	25,900	1,729,084
Kimberly-Clark Corp.	76,304	4,963,575
The Procter & Gamble Co.	529,145	31,732,826

		45,388,924

Personal Products - 0.3%
Avon Products, Inc. (b)	79,962	2,567,580
The Estee Lauder Cos., Inc., Class A (b)	21,282	1,345,661
Mead Johnson Nutrition Co.	38,131	2,170,035

		6,083,276

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Tobacco - 1.7%
Altria Group, Inc.	388,487	9,331,458
Lorillard, Inc.	28,283	2,271,408
Philip Morris International, Inc.	341,681	19,140,969
Reynolds American, Inc.	31,520	1,871,973

		32,615,808

Total Consumer Staples		197,460,571

Energy - 10.8%

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	80,361	3,423,379
Cameron International Corp. (a)(b)	45,150	1,939,644
Diamond Offshore Drilling, Inc. (b)	12,958	878,164
FMC Technologies, Inc. (a)(b)	22,089	1,508,458
Halliburton Co.	169,798	5,615,220
Helmerich & Payne, Inc.	19,724	798,033
Nabors Industries Ltd. (a)	53,175	960,340
National Oilwell Varco, Inc.	78,123	3,474,130
Rowan Cos., Inc. (a)(b)	21,367	648,702
Schlumberger Ltd.	254,713	15,692,870

		34,938,940

Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	92,263	5,263,604
Apache Corp.	67,908	6,638,686
Cabot Oil & Gas Corp.	19,410	584,435
Chesapeake Energy Corp.	121,976	2,762,756
Chevron Corp.	374,812	30,378,513
ConocoPhillips (b)	276,526	15,880,888
CONSOL Energy, Inc.	42,090	1,555,646
Denbury Resources, Inc. (a)(b)	74,427	1,182,645
Devon Energy Corp. (b)	81,131	5,252,421
EOG Resources, Inc. (b)	47,251	4,392,925
El Paso Corp.	131,233	1,624,665
Exxon Mobil Corp.	949,207	58,651,500
Hess Corp.	54,488	3,221,331
Marathon Oil Corp.	132,293	4,378,898
Massey Energy Co.	19,164	594,467
Murphy Oil Corp. (b)	35,753	2,213,826
Noble Energy, Inc. (b)	32,585	2,446,808
Occidental Petroleum Corp.	151,417	11,855,951
Peabody Energy Corp. (b)	50,177	2,459,175
Pioneer Natural Resources Co. (b)	21,623	1,406,144
QEP Resources, Inc.	32,647	983,981
Range Resources Corp.	29,831	1,137,456
Southwestern Energy Co. (a)	64,515	2,157,382
Spectra Energy Corp. (b)	120,799	2,724,017
Sunoco, Inc.	22,475	820,337
Tesoro Corp.	26,597	355,336
Valero Energy Corp.	105,557	1,848,303
The Williams Cos., Inc.	108,989	2,082,780

		174,854,876

Total Energy		209,793,816

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Financials - 15.4%

Capital Markets - 2.4%
Ameriprise Financial, Inc.	46,450	2,198,479
The Bank of New York Mellon Corp.	226,317	5,913,663
The Charles Schwab Corp.	184,718	2,567,580
E*Trade Financial Corp. (a)	37,027	538,373
Federated Investors, Inc., Class B (b)	17,095	389,082
Franklin Resources, Inc.	27,312	2,919,653
The Goldman Sachs Group, Inc.	96,120	13,897,030
Invesco Ltd.	87,265	1,852,636
Janus Capital Group, Inc.	34,576	378,607
Legg Mason, Inc.	28,793	872,716
Morgan Stanley	260,418	6,427,116
Northern Trust Corp.	45,129	2,177,023
State Street Corp.	93,555	3,523,281
T Rowe Price Group, Inc.	47,788	2,392,506

		46,047,745

Commercial Banks - 2.7%
BB&T Corp.	129,177	3,110,582
Comerica, Inc.	32,867	1,221,009
Fifth Third Bancorp	148,442	1,785,757
First Horizon National Corp. (a)	44,004	502,090
Huntington Bancshares, Inc.	133,623	757,642
KeyCorp	164,091	1,306,164
M&T Bank Corp.	15,988	1,307,978
Marshall & Ilsley Corp.	98,346	692,356
PNC Financial Services Group, Inc. (c)	97,943	5,084,221
Regions Financial Corp.	234,119	1,702,045
SunTrust Banks, Inc.	93,194	2,407,201
U.S. Bancorp	357,391	7,726,794
Wells Fargo & Co.	975,605	24,516,954
Zions BanCorp.	32,310	690,142

		52,810,935

Consumer Finance - 0.7%
American Express Co.	195,142	8,201,818
Capital One Financial Corp.	85,149	3,367,643
Discover Financial Services (b)	101,414	1,691,586
SLM Corp. (a)	90,538	1,045,714

		14,306,761

Diversified Financial Services - 4.0%
Bank of America Corp.	1,870,490	24,522,124
CME Group, Inc.	12,531	3,263,699
Citigroup, Inc. (a)	4,428,966	17,272,967
Intercontinental Exchange, Inc. (a)	13,803	1,445,450
JPMorgan Chase & Co.	739,181	28,140,621
Leucadia National Corp. (a)(b)	36,737	867,728
Moody’s Corp. (b)	37,997	949,165
The NASDAQ OMX Group, Inc. (a)	26,847	521,637
NYSE Euronext	48,574	1,387,759

		78,371,150

Insurance - 4.0%
ACE Ltd.	63,172	3,679,769
Aon Corp. (b)	50,276	1,966,294
Aflac, Inc.	87,768	4,538,483
The Allstate Corp.	100,304	3,164,591

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

American International Group, Inc. (a)(b)	25,188	984,851
Assurant, Inc.	20,147	819,983
Berkshire Hathaway, Inc., Class B (a)	322,481	26,662,729
Chubb Corp.	58,638	3,341,780
Cincinnati Financial Corp. (b)	30,323	874,819
Genworth Financial, Inc., Class A (a)	91,215	1,114,647
Hartford Financial Services Group, Inc.	82,827	1,900,880
Lincoln National Corp.	59,043	1,412,309
Loews Corp. (b)	59,257	2,245,840
Marsh & McLennan Cos., Inc. (b)	101,124	2,439,111
MetLife, Inc.	169,022	6,498,896
Principal Financial Group, Inc. (b)	59,709	1,547,657
The Progressive Corp.	124,455	2,597,376
Prudential Financial, Inc.	87,056	4,716,694
Torchmark Corp.	14,889	791,201
The Travelers Cos., Inc. (b)	87,614	4,564,689
Unum Group	60,457	1,339,123
XL Group Plc	63,753	1,380,890

		78,582,612

Real Estate Investment Trusts (REITs) - 1.4%
Apartment Investment & Management Co.	21,815	466,405
AvalonBay Communities, Inc.	15,876	1,649,993
Boston Properties, Inc.	25,977	2,159,208
Equity Residential	52,840	2,513,599
HCP, Inc.	57,800	2,079,644
Health Care REIT, Inc.	23,231	1,099,756
Host Hotels & Resorts, Inc. (b)	122,725	1,777,058
Kimco Realty Corp.	75,650	1,191,487
Plum Creek Timber Co., Inc. (b)	30,152	1,064,366
ProLogis	88,876	1,046,959
Public Storage	26,003	2,523,331
Simon Property Group, Inc.	54,587	5,062,398
Ventas, Inc. (b)	29,282	1,510,073
Vornado Realty Trust	30,244	2,586,769

		26,731,046

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc., Class A (a)	53,982	986,791

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	98,164	1,203,491
People’s United Financial, Inc.	69,436	908,917

		2,112,408

Total Financials		299,949,448

Health Care - 11.5%

Biotechnology - 1.4%
Amgen, Inc. (a)	178,676	9,846,834
Biogen Idec, Inc. (a)(b)	45,096	2,530,788
Celgene Corp. (a)(b)	85,650	4,934,297
Cephalon, Inc. (a)	14,017	875,221
Genzyme Corp. (a)	47,507	3,363,021
Gilead Sciences, Inc. (a)	156,335	5,567,089

		27,117,250

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	108,937	5,197,384
Becton Dickinson & Co. (b)	43,276	3,206,752
Boston Scientific Corp. (a)	282,763	1,733,337
C.R. Bard, Inc.	17,274	1,406,622
CareFusion Corp. (a)	35,645	885,422
DENTSPLY International, Inc. (b)	26,461	845,958
Hospira, Inc. (a)	31,189	1,778,085
Intuitive Surgical, Inc. (a)	7,336	2,081,517
Medtronic, Inc. (b)	201,311	6,760,023
St. Jude Medical, Inc. (a)(b)	61,032	2,400,999
Stryker Corp.	63,636	3,184,982
Varian Medical Systems, Inc. (a)(b)	22,443	1,357,801
Zimmer Holdings, Inc. (a)	37,463	1,960,439

		32,799,321

Health Care Providers & Services - 2.0%
Aetna, Inc.	77,161	2,439,059
AmerisourceBergen Corp.	51,980	1,593,707
CIGNA Corp.	50,251	1,797,981
Cardinal Health, Inc. (b)	65,749	2,172,347
Coventry Health Care, Inc. (a)	27,659	595,498
DaVita, Inc. (a)(b)	19,182	1,324,134
Express Scripts, Inc. (a)	101,116	4,924,349
Humana, Inc. (a)	31,547	1,584,921
Laboratory Corp. of America Holdings (a)(b)	19,163	1,502,954
McKesson Corp.	48,739	3,011,096
Medco Health Solutions, Inc. (a)	80,839	4,208,478
Patterson Cos., Inc. (b)	18,026	516,445
Quest Diagnostics, Inc.	27,454	1,385,603
Tenet Healthcare Corp. (a)	90,436	426,858
UnitedHealth Group, Inc.	209,584	7,358,494
WellPoint, Inc. (a)	74,518	4,220,700

		39,062,624

Health Care Technology - 0.1%
Cerner Corp. (a)(b)	13,223	1,110,600

Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	34,173	1,595,537
PerkinElmer, Inc. (b)	21,978	508,571
Thermo Fisher Scientific, Inc. (a)	75,953	3,636,630
Waters Corp. (a)(b)	17,179	1,215,929

		6,956,667

Pharmaceuticals - 6.0%
Abbott Laboratories	287,835	15,036,500
Allergan, Inc.	57,325	3,813,832
Bristol-Myers Squibb Co.	319,676	8,666,416
Eli Lilly & Co.	189,169	6,910,344
Forest Laboratories, Inc. (a)	53,228	1,646,342
Johnson & Johnson	513,479	31,815,159
King Pharmaceuticals, Inc. (a)	46,533	463,469
Merck & Co., Inc.	573,718	21,118,560
Mylan, Inc. (a)(b)	57,666	1,084,697
Pfizer, Inc.	1,498,485	25,728,987
Watson Pharmaceuticals, Inc. (a)(b)	20,019	847,004

		117,131,310

Total Health Care		224,177,772

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Industrials - 10.8%

Aerospace & Defense - 2.7%
The Boeing Co.	136,399	9,075,990
General Dynamics Corp.	70,909	4,453,794
Goodrich Corp.	23,354	1,721,890
Honeywell International, Inc. (b)	143,953	6,325,295
ITT Corp. (b)	34,188	1,601,024
L-3 Communications Holdings, Inc.	21,339	1,542,170
Lockheed Martin Corp.	55,413	3,949,839
Northrop Grumman Corp.	54,688	3,315,733
Precision Castparts Corp. (b)	26,517	3,376,940
Raytheon Co.	69,741	3,187,861
Rockwell Collins, Inc. (b)	29,304	1,706,958
United Technologies Corp.	173,196	12,336,751

		52,594,245

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc. (b)	30,919	2,161,857
Expeditors International of Washington, Inc. (b)	39,552	1,828,489
FedEx Corp.	58,636	5,013,378
United Parcel Service, Inc., Class B (b)	184,683	12,316,509

		21,320,233

Airlines - 0.1%
Southwest Airlines Co. (b)	139,051	1,817,397

Building Products - 0.0%
Masco Corp. (b)	66,824	735,732

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	20,488	760,515
Cintas Corp. (b)	24,790	682,965
Iron Mountain, Inc.	37,562	839,135
Pitney Bowes, Inc. (b)	38,528	823,729
R.R. Donnelley & Sons Co. (b)	38,453	652,163
Republic Services, Inc. (b)	57,119	1,741,558
Stericycle, Inc. (a)(b)	15,901	1,104,801
Waste Management, Inc. (b)	89,003	3,180,967

		9,785,833

Construction & Engineering - 0.2%
Fluor Corp. (b)	33,323	1,650,488
Jacobs Engineering Group, Inc. (a)(b)	23,437	907,012
Quanta Services, Inc. (a)(b)	39,325	750,321

		3,307,821

Electrical Equipment - 0.6%
Emerson Electric Co. (b)	140,262	7,386,197
First Solar, Inc. (a)(b)	10,048	1,480,573
Rockwell Automation, Inc. (b)	26,444	1,632,388
Roper Industries, Inc. (b)	17,556	1,144,300

		11,643,458

Industrial Conglomerates - 2.5%
3M Co. (b)	132,941	11,527,314
General Electric Co.	1,993,038	32,386,867
Textron, Inc. (b)	51,114	1,050,904
Tyco International Ltd.	92,322	3,390,987

		48,356,072

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Machinery - 2.0%
Caterpillar, Inc.	117,531	9,247,339
Cummins, Inc.	37,058	3,356,714
Danaher Corp.	99,760	4,051,253
Deere & Co. (b)	79,015	5,513,667
Dover Corp.	34,796	1,816,699
Eaton Corp.	31,280	2,580,287
Flowserve Corp.	10,428	1,141,032
Illinois Tool Works, Inc. (b)	93,862	4,413,391
PACCAR, Inc. (b)	67,954	3,271,985
Pall Corp.	21,747	905,545
Parker Hannifin Corp.	30,045	2,104,953
Snap-on, Inc.	10,829	503,657

		38,906,522

Professional Services - 0.1%
Dun & Bradstreet Corp.	9,335	692,097
Equifax, Inc.	23,430	731,016
Monster Worldwide, Inc. (a)	24,194	313,554
Robert Half International, Inc. (b)	27,175	706,550

		2,443,217

Road & Rail - 0.8%
CSX Corp.	70,667	3,909,298
Norfolk Southern Corp. (b)	68,716	4,089,289
Ryder System, Inc.	9,545	408,240
Union Pacific Corp.	92,755	7,587,359

		15,994,186

Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	27,483	1,461,821
W.W. Grainger, Inc. (b)	11,257	1,340,821

		2,802,642

Total Industrials		209,707,358

Information Technology - 18.5%

Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	1,064,661	23,316,076
Harris Corp.	24,055	1,065,396
JDS Uniphase Corp. (a)	41,379	512,686
Juniper Networks, Inc. (a)(b)	96,922	2,941,583
Motorola, Inc. (a)	435,070	3,711,147
QUALCOMM, Inc.	299,238	13,501,618
Tellabs, Inc. (b)	71,333	531,431

		45,579,937

Computers & Peripherals - 6.1%
Apple, Inc. (a)	170,305	48,324,044
Dell, Inc. (a)	315,401	4,087,597
EMC Corp. (a)(b)	382,810	7,774,871
Hewlett-Packard Co.	423,138	17,801,416
International Business Machines Corp.	235,126	31,539,802
Lexmark International, Inc., Class A (a)(b)	14,637	653,103
NetApp, Inc. (a)	66,565	3,314,271
QLogic Corp. (a)(b)	20,612	363,596
SanDisk Corp. (a)(b)	43,447	1,592,332

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Teradata Corp. (a)	31,186	1,202,532
Western Digital Corp. (a)(b)	42,747	1,213,587

		117,867,151

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies, Inc. (a)(b)	64,567	2,154,601
Amphenol Corp., Class A (b)	32,384	1,586,168
Corning, Inc. (b)	291,112	5,321,527
FLIR Systems, Inc. (a)	29,473	757,456
Jabil Circuit, Inc. (b)	36,479	525,663
Molex, Inc. (b)	25,659	537,043

		10,882,458

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(b)	33,853	1,698,743
eBay, Inc. (a)(b)	215,254	5,252,198
Google, Inc., Class A (a)	46,342	24,366,160
VeriSign, Inc. (a)	33,044	1,048,816
Yahoo!, Inc. (a)	251,339	3,561,474

		35,927,391

IT Services - 1.4%
Automatic Data Processing, Inc.	91,320	3,838,180
Cognizant Technology Solutions Corp., Class A (a)	56,091	3,616,187
Computer Sciences Corp.	28,779	1,323,834
Fidelity National Information Services, Inc.	49,149	1,333,413
Fiserv, Inc. (a)	27,722	1,491,998
MasterCard, Inc., Class A (b)	18,052	4,043,648
Paychex, Inc.	59,968	1,648,520
SAIC, Inc. (a)(b)	54,733	874,633
Total System Services, Inc. (b)	30,913	471,114
Visa, Inc., Class A (b)	92,643	6,879,669
The Western Union Co. (b)	122,067	2,156,924

		27,678,120

Office Electronics - 0.1%
Xerox Corp.	257,817	2,668,406

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(b)	105,619	750,951
Altera Corp. (b)	57,270	1,727,263
Analog Devices, Inc. (b)	55,567	1,743,692
Applied Materials, Inc. (b)	249,061	2,909,033
Broadcom Corp., Class A	83,535	2,956,304
Intel Corp.	1,037,975	19,960,259
KLA-Tencor Corp.	31,434	1,107,420
LSI Corp. (a)	117,506	535,827
Linear Technology Corp.	41,839	1,285,712
MEMC Electronic Materials, Inc. (a)(b)	42,387	505,253
Microchip Technology, Inc. (b)	34,659	1,090,026
Micron Technology, Inc. (a)(b)	159,373	1,149,079
NVIDIA Corp. (a)	106,997	1,249,725
National Semiconductor Corp. (b)	44,650	570,181
Novellus Systems, Inc. (a)(b)	17,103	454,598
Teradyne, Inc. (a)(b)	33,151	369,302
Texas Instruments, Inc.	222,807	6,046,982
Xilinx, Inc. (b)	48,248	1,283,879

		45,695,486

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Software - 3.8%
Adobe Systems, Inc. (a)	97,909	2,560,320
Autodesk, Inc. (a)	42,368	1,354,505
BMC Software, Inc. (a)	32,977	1,334,909
CA, Inc. (b)	72,139	1,523,576
Citrix Systems, Inc. (a)	34,848	2,378,028
Compuware Corp. (a)(b)	41,170	351,180
Electronic Arts, Inc. (a)(b)	61,569	1,011,579
Intuit, Inc. (a)	52,702	2,308,875
McAfee, Inc. (a)	28,244	1,334,811
Microsoft Corp.	1,419,601	34,766,028
Novell, Inc. (a)	65,475	390,886
Oracle Corp.	721,479	19,371,711
Red Hat, Inc. (a)(b)	35,219	1,443,979
Salesforce.com, Inc. (a)	21,794	2,436,569
Symantec Corp. (a)	147,148	2,232,235

		74,799,191

Total Information Technology		361,098,140

Materials - 3.5%

Chemicals - 1.9%
Air Products & Chemicals, Inc.	39,620	3,281,328
Airgas, Inc.	13,881	943,214
CF Industries Holdings, Inc.	13,250	1,265,375
The Dow Chemical Co. (b)	216,216	5,937,291
E.I. du Pont de Nemours & Co. (b)	168,989	7,540,289
Eastman Chemical Co.	13,466	996,484
Ecolab, Inc. (b)	43,491	2,206,733
FMC Corp. (b)	13,511	924,288
International Flavors & Fragrances, Inc. (b)	14,886	722,269
Monsanto Co. (b)	100,750	4,828,947
PPG Industries, Inc.	30,786	2,241,221
Praxair, Inc.	57,056	5,149,875
Sigma-Aldrich Corp. (b)	22,616	1,365,554

		37,402,868

Construction Materials - 0.1%
Vulcan Materials Co. (b)	23,910	882,757

Containers & Packaging - 0.2%
Ball Corp.	17,070	1,004,569
Bemis Co., Inc.	20,342	645,859
Owens-Illinois, Inc. (a)(b)	30,488	855,493
Pactiv Corp. (a)	25,387	837,263
Sealed Air Corp. (b)	29,750	668,780

		4,011,964

Metals & Mining - 1.1%
AK Steel Holding Corp.	20,918	288,878
Alcoa, Inc. (b)	190,366	2,305,332
Allegheny Technologies, Inc. (b)	18,375	853,519
Cliffs Natural Resources, Inc. (b)	25,248	1,613,852
Freeport-McMoRan Copper & Gold, Inc.	87,698	7,488,532
Newmont Mining Corp. (b)	91,788	5,765,204
Nucor Corp.	58,825	2,247,115
Titanium Metals Corp. (a)	16,790	335,129
United States Steel Corp. (b)	26,762	1,173,246

		22,070,807

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Paper & Forest Products - 0.2%
International Paper Co.	81,466	1,771,886
MeadWestvaco Corp.	31,837	776,186
Weyerhaeuser Co. (b)	99,843	1,573,530

		4,121,602

Total Materials		68,489,998

Telecommunication Services - 3.2%

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	1,101,545	31,504,187
CenturyLink, Inc.	56,193	2,217,376
Frontier Communications Corp.	184,920	1,510,796
Qwest Communications International, Inc.	324,218	2,032,847
Verizon Communications, Inc.	526,955	17,173,463
Windstream Corp. (b)	90,065	1,106,899

		55,545,568

Wireless Telecommunication Services - 0.4%
American Tower Corp., Class A (a)	74,780	3,833,223
MetroPCS Communications, Inc. (a)(b)	48,811	510,563
Sprint Nextel Corp. (a)(b)	556,352	2,575,910

		6,919,696

Total Telecommunication Services		62,465,264

Utilities - 3.6%

Electric Utilities - 1.9%
Allegheny Energy, Inc.	31,616	775,224
American Electric Power Co., Inc. (b)	89,374	3,238,020
Duke Energy Corp. (b)	245,826	4,353,578
Edison International	60,735	2,088,677
Entergy Corp.	34,826	2,665,234
Exelon Corp. (b)	123,220	5,246,707
FPL Group, Inc.	77,520	4,216,313
FirstEnergy Corp. (b)	56,825	2,190,035
Northeast Utilities (b)	32,835	970,931
PPL Corp.	89,986	2,450,319
Pepco Holdings, Inc.	41,733	776,234
Pinnacle West Capital Corp.	20,251	835,759
Progress Energy, Inc. (b)	54,541	2,422,711
Southern Co.	154,857	5,766,875

		37,996,617

Gas Utilities - 0.1%
EQT Corp. (b)	27,798	1,002,396
Nicor, Inc.	8,508	389,837
Oneok, Inc.	19,837	893,458

		2,285,691

Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)(b)	124,329	1,411,134
Constellation Energy Group, Inc. (b)	37,647	1,213,739
NRG Energy, Inc. (a)	47,251	983,766

		3,608,639

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

(Percentages shown are based on Net Assets)

Multi-Utilities - 1.4%
Ameren Corp.	44,593	1,266,441
CMS Energy Corp. (b)	42,905	773,148
Centerpoint Energy, Inc. (b)	78,611	1,235,765
Consolidated Edison, Inc. (b)	52,687	2,540,567
DTE Energy Co.	31,465	1,445,187
Dominion Resources, Inc. (b)	109,825	4,794,959
Integrys Energy Group, Inc. (b)	14,396	749,456
NiSource, Inc. (b)	51,815	901,581
PG&E Corp.	72,842	3,308,484
Public Service Enterprise Group, Inc.	94,319	3,120,073
SCANA Corp. (b)	21,006	846,962
Sempra Energy	46,204	2,485,775
TECO Energy, Inc.	39,999	692,783
Wisconsin Energy Corp.	21,791	1,259,520
Xcel Energy, Inc. (b)	85,682	1,968,116

		27,388,817

Total Utilities		71,279,764

Total Long-Term Investments (Cost - $ 1,802,485,065) - 98.8%		1,926,414,569

Short-Term Securities

Money Market Funds - 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.31% (c)(d)(e)	205,775,302	$205,775,302
BlackRock Cash Funds: Prime, SL Agency Shares, 0.29% (c)(d)(e)	39,045,112	39,045,112

		244,820,414

	Par (000)	Value
U.S. Treasury Obligations - 0.4%
U.S. Treasury Bill, 0.20%, 12/23/10 (f)(g)	$7,250	7,247,709

Total Short-Term Securities (Cost - $ 252,067,790) - 13.0%		252,068,123

Total Investments (Cost - $ 2,054,552,855) - 111.8%		2,178,482,692
Liabilities in Excess of Other Assets - (11.8)%		(229,392,367)

Net Assets - 100.0%		$1,949,090,325

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,135,793,274

Gross unrealized appreciation	$376,959,969
Gross unrealized depreciation	(334,270,551)

Net unrealized appreciation	$42,689,418

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Schedule of Investments (continued)

S&P 500 Stock Master Portfolio

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010	Realized (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	195,914,609	9,860,693	[1]	—	205,775,302	$205,775,302	—	$681,896
BlackRock Cash Funds: Prime, SL Agency Shares	26,419,811	12,625,301	[1]	—	39,045,112	$39,045,112	—	$116,566
PNC Financial Services Group, Inc.	93,431	17,350		(12,838)	97,943	$5,084,221	$(2,003,958)	$29,337

[1]	Represents net activity.
(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rate shown is the yield to maturity as of the date of purchase.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation
398	S&P 500 INDEX	Chicago	December 2010	$22,620,330	$633,598

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives.)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (concluded)

S&P 500 Stock Master Portfolio

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$1,926,414,569	—	—	$1,926,414,569
Short-Term Securities:
Money Market Funds	244,820,414	—	—	244,820,414
U.S. Government Obligations	—	$7,247,709	—	7,247,709

Total	$2,171,234,983	$7,247,709	—	$2,178,482,692

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$633,598	—	—	$633,598

Total	$633,598	—	—	$633,598

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)	/S/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date 11/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date 11/29/10

By (Signature and Title)	/S/ JAMES T. GILLESPIE
James T. Gillespie, Treasurer
(principal financial officer)

Date 11/29/10